Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 2,894,307.7	$ 88,268.0	$ 2,161,735.8	$ 2,263,891.3
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 624,345.5		$ 546,550.9	$ 529,649.2
Percentage of entity's revenue	22.00%	22.00%	25.00%	23.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 352,271.2
Percentage of entity's revenue	12.00%	12.00%
Customer C [Member]
Disclosure of major customers [line items]
NET REVENUE			$ 241,152.4
Percentage of entity's revenue			11.00%